Operating Leases (Details Narrative) (10-K)	3 Months Ended	12 Months Ended
	Mar. 31, 2018 USD ($)	Mar. 31, 2019 USD ($) ft²	Dec. 31, 2017 USD ($)	Dec. 31, 2018 ft²
Lease payment	$ 47,400	$ 272,700	$ 199,950
Payson [Member]
Area of land | ft²		20,000
Lease payment		$ 10,000
Lease expiration period		Nov. 30, 2021
Scottsdale [Member]
Area of land | ft²		21,000		5,000
Lease payment		$ 17,702
Lease expiration period		Dec. 31, 2023
Scottsdale [Member] | Month-to-Month Triple Net Lease [Member]
Area of land | ft²		5,000
Lease payment		$ 3,800
Manitowoc [Member]
Area of land | ft²		50,000
Lease payment		$ 32,844
Lease expiration period		Mar. 31, 2026